DEBT (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Debt
Schedule of five year payment of debt for the promissory notes, long term debt and convertible notes

The five-year payment schedule of our term debt and the Convertible Notes is as follows (in thousands):

	Payments due by period
	(in thousands)
	Total	2015	2016	2017	2018	2019	Thereafter
Short term debt	$59,123	$59,123	$—	$—	$—	$—	$—
Convertible notes	33,991	—	—	—	—	33,991	—

	$93,114	$59,123	$—	$—	$—	$33,991	$—

        The five-year payment schedule of our term debt and convertible notes is as follows (in thousands):

	Payments due by period
	Total	2015	2016	2017	2018	2019	Thereafter
	(in thousands)
Short term debt	$59,003	$59,003	$—	$—	$—	$—	$—
Convertible notes	33,320	—	—	—	—	33,320	—

	$92,323	$59,003	$—	$—	$—	$33,320	$—

Summary of the recorded value of the convertible note

Balance
August 31, 2015
Convertible notes - Face value	$32,445
Less: Original issue discount	(4,994)
Less: Debt discount related to the embedded derivative liability	(5,496)

Convertible notes recorded value on issue date	21,955
Add: PIK notes issued	1,546
Accretion of debt discounts	3,261

Convertible notes value	26,762

        The following table (in thousands) is a summary of the recorded value of the convertible note as of November 30, 2014.

Convertible notes—Face value	$32,445
Less: Original issue discount	(4,994)
Less: Debt discount related to the embedded derivative liability	(5,496)

Convertible notes recorded value on issue date	21,955
Accretion of debt discounts for 14 months ended November 30, 2014	1,903
PIK Interest paid October 1, 2013 - November 30, 2014	875

Convertible notes value	24,733
Plus: Embedded derivative liability—fair market value	—

Debt as of November 30, 2014	$24,733

Schedule of interest expense

The following table (in thousands) is a summary of our total interest expense as follows:

	Three months ended		Nine months ended
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
Contractual coupon interest	$1,243	$868	$3,280	$2,580
Amortization of discount and deferred financing costs	457	411	1,357	1,216

Total interest expense	$1,700	$1,279	$4,637	$3,796

        The following table (in thousands) is a summary of our total interest expense as follows:

	Year ended
	November 30, 2014	November 30, 2013	November 30, 2012
Contractual coupon interest	$11,523	$2,195	$376
Amortization of discount and deferred financing costs	2,304	367	—

Total interest expense	$13,827	$2,562	$376